ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$ 139,518	$ 68,313	$ 14,579
CASH FLOWS FROM INVESTING ACTIVITIES
Withdrawal of bank deposit with original maturity over three months	34,675	0	0
Placement of bank deposit with original maturity over three months	(24,823)	(9,884)	0
Net cash used in investing activities	(147,515)	(55,345)	(106,710)
CASH FLOW FROM A FINANCING ACTIVITY
Net proceeds from issuance of share capital	405,152	0	0
Cash provided by a financing activity	5,152	(1,285)	(122,786)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,364)	11,683	(214,917)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	382,929	371,246	586,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	377,565	382,929	371,246
NON-CASH FINANCING ACTIVITY
Offering expenses capitalized for the issuance of share capital included in accrued expenses and other current liabilities	5,943	0	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONDENSED BALANCE SHEETS
Cash and cash equivalents	345,854	348,399
Current portion of restricted cash	31,582	34,400
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	377,565	382,929	371,246
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	(2,346)	(321)	(1,142)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(423,553)	(6)	(2,088)
Withdrawal of bank deposit with original maturity over three months	5,000	0	0
Placement of bank deposit with original maturity over three months	0	(5,000)	0
Net cash used in investing activities	(418,553)	(5,006)	(2,088)
CASH FLOW FROM A FINANCING ACTIVITY
Net proceeds from issuance of share capital	405,152	0	0
Cash provided by a financing activity	405,152	0	0
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(15,747)	(5,327)	(3,230)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	21,717	27,044	30,274
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	5,970	21,717	27,044
NON-CASH FINANCING ACTIVITY
Offering expenses capitalized for the issuance of share capital included in accrued expenses and other current liabilities	5,943	0	0
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONDENSED BALANCE SHEETS
Cash and cash equivalents	5,970	14
Current portion of restricted cash	0	21,703
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 5,970	$ 21,717	$ 27,044